As filed with the Securities and Exchange Commission on April 1, 2005
                                     Investment Company Act file number 811-3955

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                    New York Daily Tax Free Income Fund, Inc.
                (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices)        (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: April 30

Date of reporting period: January 31, 2005

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
January 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity  Current  Amortized
   Amount                                                                           Date    Coupon     Cost      Moody's      S&P
   ------                                                                           ----    -------  --------    -------  --------
PUT BONDS (b) (0.26%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,250,000.00 NEW YORK STATE DORMITORY AUTHORITY RB  (COLUMBIA UNIVERSITY) -    06/08/05  1.60%    $1,250,000.00
                SERIES A-2

---------------
$  1,250,000.00 TOTAL PUT BONDS                                                                      $1,250,000.00
----------------

TAX EXEMPT COMMERCIAL PAPER (5.05%)
------------------------------------------------------------------------------------------------------------------------------------
$  7,670,000.00 PORT AUTHORITY OF NEW YORK & NEW JERSEY, MUNICIPAL TOPS TRUST
                LOC DEXIA CLF                                                     02/23/05    1.80% $7,670,000.00   VMIG-1
   9,000,000.00 NEW YORK CITY, NY MTA TRANSPORTATION FACILITIES BAN
                LOC ABN AMRO BANK N.A.                                            02/07/05    1.84   9,000,000.00   P1      A1+
   5,000,000.00 NEW YORK STATE DORMITORY AUTHORITY (COLUMBIA UNIVERSITY) -        02/10/05    1.83   5,000,000.00           A1+
                SERIES 2004C
   2,400,000.00 NEW YORK STATE ENVIRONMENTAL QUALITY (CLEAN WATER ACT 1986)
                LOC BAYERISCHE LANDESBANK & LANDESBANK HESSEN                     02/03/05   1.85    2,400,000.00   P1      A1+

---------------
$ 24,070,000.00 TOTAL TAX EXEMPT COMMERCIAL PAPER                                       $24,070,000.00
----------------

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (15.39%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,400,000.00 COBLESKILL - RICHONDVILLE, NY CSD BAN, SERIES 2004, YTM 1.75%     06/24/05         3.00      %    $2,411,546.56
   3,350,000.00 ELLICOTTVILLE, NY CSD BAN, YTM 1.70%                              06/16/05         2.75            3,362,786.90
   4,045,000.00 GRAND ISLAND, NY BAN - SERIES 2004, YTM 1.60%                     07/21/05         1.64            4,045,736.77
   8,940,000.00 HERRICKS UNION SCHOOL DISTRICT, NY, YTM 2.05%                     12/01/05         3.13            9,018,130.43
   7,611,500.00 JAMESVILLE-DEWITT, NY CSD BAN, YTM 1.67%                          09/08/05         3.00            7,671,215.98  A1
   3,670,000.00 JOHNSON CITY, NY BAN, YTM 1.70%                                   05/27/05         2.75            3,681,952.17
   5,585,000.00 KINDERHOOK, NY CSD BAN - SERIES 2004, YTM 1.70%                   07/01/05         1.90            5,589,498.60
   5,700,000.00 PENN YAN, NY CSD BAN, YTM 1.70%                                   06/21/05         2.75            5,722,562.63
   5,000,000.00 PITTSFORD, NY CSD BAN - SERIES 2004, YTM 1.80%                    10/14/05         3.00            5,041,157.28
   1,000,000.00 REMSENBURG-SPEONK, NY UNION FREE SCHOOL DISTRICT
                TAN-SERIES 2004, YTM 2.00%                                        06/30/05         2.50            1,002,016.64
   4,500,000.00 SALMON RIVER, NY CSD BAN - SERIES 2004, YTM 1.70%                 06/24/05         2.25            4,509,528.75
   6,000,000.00 SUFFOLK COUNTY, NY BOCES RAN
                (FIRST SUPERVISORY DISTRICT), YTM 1.75%                           06/28/05         3.00            6,029,685.04
   3,000,000.00 SUFFOLK COUNTY, NY BOCES RAN
                (FIRST SUPERVISORY DISTRICT), YTM 1.75%                           06/28/05         2.75            3,011,874.02
   9,467,700.00 TULLY, NY CSD BAN - SERIES 2004, YTM 1.68%                        06/30/05         1.90            9,476,048.18
   2,815,000.00 YORKTOWN, NY CSD BAN - SERIES 2004, YTM 1.63%                     07/15/05         2.75            2,828,925.90

---------------
$ 73,084,200.00   TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                      $73,402,665.85
---------------

VARIABLE RATE DEMAND INSTRUMENTS (78.24%)
$  5,000,000.00 COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT
                BONDS TOCS - SERIES 2001
                INSURED BY FSA                                                    07/1/2019       1.85%    $5,000,000.00     A-1+
   1,200,000.00 DUTCHESS COUNTY, NY IDA CIVIC FACILITIES RB (TRINITY - PAWLING
                SCHOOL CORPORATION)
                LOC ALLIED IRISH BANK                                             10/1/2032       1.85      1,200,000.00    VMIG-1
   2,300,000.00 ERIE COUNTY, NY IDA  (HAUPTMAN - WOODARD PROJECT) - SERIES 2004
                LOC KEY BANK, N.A.                                                03/1/2024       1.92      2,300,000.00
   4,500,000.00 FLORIDA FINANCE AUTHORITY CONTINUING CARE RETIREMENT
                COMMISSION RB
                LOC BANK OF SCOTLAND                                              06/1/2012      1.90       4,500,000.00   VMIG-1
   1,000,000.00 ISLIP, NY IDRB (BRENTWOOD DISTRIBUTOR CO. FACILITY) - SERIES 1984
                LOC FLEET BANK                                                    05/1/2009      1.87      1,000,000.00
   2,000,000.00 JAY STREET DEVELOPMENT CORPORATION, NY
                (JAY STREET PROJECT) - SERIES A-4
                LOC DEPFA BANK, PLC                                               05/1/2022      1.88      2,000,000.00 VMIG-1  A-1+
  10,000,000.00 JAY STREET DEVELOPMENT CORPORATION, NY
                (COURT FACILITY LEASE REVENUE)
                - SERIES A-3
                LOC DEPFA BANK, PLC                                               05/1/2022      1.82     10,000,000.00 VMIG-1  A-1+
  22,450,000.00 LONG ISLAND POWER AUTHORITY, NY RB (ELECTRIC SYSTEM)
                - SERIES 7, SUBSERIES 7-B
                INSURED BY MBIA INSURANCE CORP.                                   04/1/2025      1.85     22,450,000.00 VMIG-1  A-1+
   2,500,000.00 MONROE COUNTY, NY IDA - SERIES A
                LOC WACHOVIA BANK & TRUST  COMPANY, N.A                           06/1/2029      1.85     2,500,000.00  VMIG-1
   4,900,000.00 NASSAU COUNTY, NY IDA (COLD SPRING HARBOR PROJECT)  -
                SERIES 1999                                                       01/1/2034      1.89     4,900,000.00
   5,000,000.00 NASSAU COUNTY, NY INTERIM FINANCE AUTHORITY
                (SALES TAX SECOND) - SERIES B
                LOC DEXIA CLF                                                     11/15/2022    1.82      5,000,000.00 VMIG-1  A-1+
  10,000,000.00 NEW YORK CITY, NY MTA RB - SERIES G-1
                INSURED BY AMBAC INDEMNITY CORP.                                  11/1/2026     1.78     10,000,000.00  VMIG-1  A-1+
   2,350,000.00 NEW YORK CITY, NY GO - SERIES F-3
                LOC MORGAN GUARANTY TRUST COMPANY                                 02/15/2013    1.84       2,350,000.00 VMIG-1  A1+
   4,500,000.00 NEW YORK CITY, NY GO - SERIES H-4
                INSURED BY AMBAC INDEMNITY CORP.                                  08/1/2015     1.81       4,500,000.00 VMIG-1  A1
   5,000,000.00 NEW YORK CITY, NY GO BONDS - SERIES H-7                           03/1/2034     1.88       5,000,000.00 VMIG-1  A-1+
   9,000,000.00 NEW YORK, NY - SUBSERIES H-6
                LOC FLEET BANK                                                    03/1/2034     1.84       9,000,000.00 VMIG-1  A-1
   1,100,000.00 NEW YORK CITY, NY GO BONDS - SERIES H-7
                LOC KBC BANK                                                      03/1/2034     1.88       1,100,000.00 VMIG-1  A-1
   3,200,000.00 NEW YORK CITY, NY - SERIES 2004 SUBSERIES H-8
                LOC WESTDEUTSCHE LANDESBANK                                       03/1/2034     1.79       3,200,000.00 VMIG1   A-1
  10,545,000.00 NEW YORK CITY, NY GO FISCAL 1993 - SERIES A-6
                LOC LANDESBANK HESSEN                                             08/1/2019     1.85      10,545,000.00 VMIG-1  A-1+
   2,000,000.00 NEW YORK CITY, NY GO - SERIES E-4
                LOC STATE STREET BANK & TRUST COMPANY                             08/1/2021     1.92       2,000,000.00 VMIG-1  A-1+
   1,500,000.00 NEW YORK CITY, NY GO TRUST RECEIPTS SGB33 - SERIES 1 1996F
                INSURED BY FSA                                                    02/1/2019     1.86       1,500,000.00          A1+
   4,000,000.00 NEW YORK CITY, NY GO - SERIES J, SUBSERIES J-2
                LOC WESTDEUTSCHE LANDESBANK                                       02/15/2016    1.82       4,000,000.00 P1      A-1+
   2,000,000.00 NEW YORK CITY, NY HDC (WEST END TOWERS) - SERIES 2004
                COLLATERALIZED BY FEDERAL NATIONAL ASSOCIATION                    05/15/2034    1.87       2,000,000.00 P1      A-1
   5,800,000.00 NEW YORK CITY, NY HDC RESIDENTIAL RB
                (MONTEFIORE MEDICAL CENTER) - SERIES 1993A
                LOC  CHASE MANHATTAN BANK                                         05/1/2030     1.81       5,800,000.00   A-1
   2,400,000.00 NEW YORK, CITY HSG DEVELOPMENT CORPORATION MULTIFAMILY
                (MANHATTAN COURT DEVELOPMENT) - SERIES
                LOC CITIBANK, N.A.                                                06/1/2036     1.84       2,400,000.00      A-1+
   5,700,000.00 NEW YORK CITY, NY HOUSING DEVELOPMENT CORPORATION MHRB
                (941 HOE AVENUE APARTMENT)
                LOC KEY BANK, N. A.                                               06/15/2037    1.85       5,700,000.00      A-1
   2,700,000.00 NEW YORK CITY, NY MHRB (PETER CINTRON APARTMENTS)  - SERIES C
                LOC KEY BANK, N. A.                                               06/15/2037    1.85       2,700,000.00      A-1
   2,200,000.00 NEW YORK CITY, NY HDC  RESIDENTIAL RB
                (EAST 17TH STREET PROPERTIES) - SERIES 1993A
                LOC RABOBANK NEDERLAND                                            01/1/2023     1.92       2,200,000.00     A-1
   1,300,000.00 NEW YORK CITY, NY HDC (COLUMBUS APARTMENT  PROJECT)
                - SERIES 1995A
                COLLATERALIZED BY FEDERAL NATIONAL ASSOCIATION                    3/15/2025    1.85        1,300,000.00     A1+
   1,586,600.00 NEW YORK CITY, NY IDA IDRB (ABIGAL PRESS INC) -  SERIES 2002
                LOC JP MORGAN CHASE                                               12/1/2018     1.87       1,586,600.00    A-1+
   5,000,000.00 NEW YORK CITY, NY MUNICIPAL WATER FINANCE AUTHORITY RB
                MUNICIPAL SECURITIES TRUST RECEIPTS
                INSURED BY MBIA INSURANCE CORP.                                   06/15/2023    1.86       5,000,000.00     A1+
   3,865,000.00 NEW YORK CITY, NY IDA CIVIC FACILITIES RB
                (CONVENT SACRED HEART SCHOOL)
                LOC ALLIED IRISH BANK                                             11/1/2032     1.85       3,865,000.00    VMIG-1
   1,820,000.00 NEW YORK CITY, NY IDA CIVIC FACILITIES RB (EPIPHANY COMMUNITY
                NURSERY SCHOOL PROJECT)
                LOC BANK OF NEW YORK                                              05/1/2011     2.00      1,820,000.00    VMIG-1
   4,725,000.00 NEW YORK CITY, NY IDA CIVIC FACILITIES RB
                (AMERICAN SOCIETY TECHNION PROJECT)
                LOC ALLIED IRISH BANK                                             10/1/2033    1.81       4,725,000.00    VMIG-1
  23,900,000.00 NEW YORK CITY, NY IDA CIVIC FACILITIES RB
                (CENTER FOR JEWISH HISTORY)
                LOC ALLIED IRISH BANK                                             09/1/2031    1.83     23,900,000.00  VMIG-1
   8,000,000.00 NEW YORK CITY, NY IDA RB (LIBERTY - 1 BRYAN PARK LLC) - SERIES B
                LOC BANK OF AMERICA/BANK OF NEW YORK                              11/1/2039    1.94     8,000,000.00           A-1+
  17,900,000.00 NEW YORK CITY, NY IDA SPECIAL FACILITY RB
                (KOREAN AIRLINES COMPANY LIMITED PROJECT) -
                LOC RABOBANK NEDERLAND                                            11/1/2024    1.86     17,900,000.00  VMIG-1  A1+
   1,015,000.00 NEW YORK CITY, NY TRUST FOR CULTURAL RESOURCES
                (CARNEGIE HALL) - SERIES 1990
                LOC DEPFA BANK, PLC                                               12/1/2015    1.80    1,015,000.00    VMIG-1  A-1+
   5,000,000.00 NEW YORK CITY, NY TRUST FOR CULTURAL RESOURCES
                (THE MUSEUM OF BROADCASTING)
                LOC KBC BANK                                                      05/1/2014    1.81    5,000,000.00    VMIG-1  A-1+
   1,828,500.00 NEW YORK CITY, NY TRUST FOR CULTURAL RESOURCES - SERIES 950
                INSURED BY FGIC                                                   02/1/2034    1.86    1,828,500.00    VMIG-1
   2,000,000.00 NEW YORK STATE DORMITORY AUTHORITY RB
                (CORNELL UNIVERSITY) - SERIES A                                   07/1/2029    1.81    2,000,000.00            A-1+
     990,000.00 NEW YORK STATE DORMITORY AUTHORITY (MERLOTS)- SERIES A30
                INSURED BY AMBAC INDEMNITY CORP.                                  02/15/2018   1.88    990,000.00      VMIG-1
   3,000,000.00 NEW YORK STATE DORMITORY AUTHORITY RB (WAGNER COLLEGE PROJECT)
                LOC MORGAN GUARANTY TRUST COMPANY                                 07/1/2028    1.82    3,000,000.00            A1+
   4,580,000.00 NEW YORK STATE DORMITORY AUTHORITY RB (PUBLIC LIBRARY)
                - SERIES A
                INSURED BY MBIA INSURANCE CORP.                                   07/1/2028    1.85    4,580,000.00    VMIG-1  A-1
   1,500,000.00 NEW YORK, STATE ENERGY RESEARCH & DEVELOPMENT AUTHORITY
                (CON EDISON COMPANY) - SUBSERIES C-3
                LOC CITIBANK, N.A.                                                11/1/2039    1.85     1,500,000.00    VMIG-1  A-1+
   6,300,000.00 NEW YORK STATE HFA RB- SERIES A
                GUARANTEED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION               05/1/2029    1.85      6,300,000.00    VMIG-1
  12,000,000.00 NEW YORK STATE HFA (NORMANDIE COURT II PROJECT) - SERIES A
                GUARANTEED BY FEDERAL HOME LOAN MORTGAGE  CORPORATION             11/1/2029    1.85      12,000,000.00   VMIG-1
  12,000,000.00 NEW YORK STATE HFA RB (SAXONY HOUSING) - SERIES 1997A
                COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION           05/15/2030   1.88      12,000,000.00   VMIG-1
   1,300,000.00 NEW YORK STATE HFA RB (SAVILLE HOUSING) - SERIES A
                LOC FLEET BANK                                                    11/1/2035    1.85      1,300,000.00    VMIG-1
   4,000,000.00 NEW YORK STATE HOUSING FINANCE AGENCY (HELENA HOUSING)
                - SERIES A
                LOC FLEET BANK                                                    11/1/2036    1.85      4,000,000.00    VMIG-1
   1,675,000.00 NEW YORK, HOUSING FINANCE AGENCY RB
                (AVALON CHRYSTIE PLACE I PROJECT) -
                SERIES 2004-A
                LOC BANK OF AMERICA                                               11/1/2036    1.85      1,675,000.00    VMIG-1
   8,000,000.00 NEW YORK STATE HFA RB (10 BARCLAY STREET) -SERIES A               11/15/2037   1.82      8,000,000.00    VMIG-1
   4,600,000.00 NEW YORK STATE MHRB (NORMANDIE COURT I PROJECT) - SERIES 1
                LOC LANDESBANK HESSEN                                             05/15/2015    1.82     4,600,000.00   VMIG-1  A-1+
   4,000,000.00 NEW YORK STATE HFA RB (UNION SQUARE HOUSING)
                GUARANTEED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION               05/15/2024   1.85        4,000,000.00   VMIG-1
     640,000.00 NEW YORK STATE JOB DEVELOPMENT AUTHORITY - SERIES A1 THROUGH A13  03/1/2007    1.90       640,000.00      VMIG-1
                LOC BAYERISCHE LANDESBANK / JP MORGAN CHASE
  10,600,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE
                CORPORATION - SERIES 1994B
                LOC WESTDEUTSCHE LANDESBANK/BAYERISCHE LANDESBANK                 04/1/2023    1.75   10,600,000.00  VMIG-1  A-1+
   1,000,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES B
                LOC BANK OF NOVA SCOTIA                                           04/1/2025    1.78      1,000,000.00   VMIG-1  A-1+
  13,200,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES C
                LOC LANDESBANK HESSEN                                             04/1/2025    1.78     13,200,000.00   VMIG-1  A-1+
   5,000,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE
                CORPORATION - SERIES 1995D
                LOC SOCIETE GENERALE                                              04/1/2025    1.77    5,000,000.00    VMIG-1  A-1+
   8,900,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES 1995F
                LOC SOCIETE GENERALE                                              04/1/2025    1.75    8,900,000.00    VMIG-1  A-1+
  12,155,000.00 NEW YORK STATE DEVELOPMENT CORPORATION (EAGLE)                    07/1/2016    1.86    12,155,000.00           A1+
   3,800,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES G
                LOC BANK OF NOVA SCOTIA                                           04/1/2025    1.79    3,800,000.00    VMIG-1  A-1
   3,300,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES A-7V
                INSURED BY FGIC                                                   04/1/2020    1.75    3,300,000.00    VMIG-1  A-1+
   2,000,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES 8V
                INSURED BY FSA                                                    04/1/2019    1.76    2,000,000.00            A-1+
   4,560,000.00 NEW YORK STATE THRUWAY AUTHORITY (HIGHWAY & BRIDGE
                TRUST FUND) ROCS RR II R4506
                INSURED BY AMBAC INDEMNITY CORP.                                  04/1/2019    1.86    4,560,000.00            A-1+
   4,400,000.00 NEW YORK TRIBOROUGH BRIDGE & TUNNEL AUTHORITY - SERIES C
                INSURED BY AMBAC INDEMNITY CORP.                                  01/1/2033    1.83    4,400,000.00    VMIG-1  A-1+
   5,000,000.00 NEW YORK TRIBOROUGH BRIDGE & TUNNEL AUTHORITY BAN  - SERIES C
                INSURED BY AMBAC INDEMNITY CORP.                                  01/1/2032    1.82     5,000,000.00    VMIG-1  A-1+
   1,300,000.00 PORT AUTHORITY OF NEW YORK AND NEW JERSEY
                SPECIAL VERSATILE STRUCTURE
                OBLIGATION RB - SERIES 3                                          06/1/2020    1.93     1,300,000.00    VMIG-1  A-1+
   4,000,000.00 PORT AUTHORITY OF NEW YORK AND NEW JERSEY
                (VERSATILE STRUCTURE OBLIGATION)                                  08/1/2028    1.95     4,000,000.00    VMIG-1  A-1+
   4,000,000.00 PORT AUTHORITY OF NEW YORK AND NEW JERSEY ROB/INS TRUST
                RECEIPTS CLASS F - SERIES 10                                      01/15/2017   1.84     4,000,000.00    VMIG-1  A-1+
                INSURED BY FSA
   2,000,000.00 PUERTO RICO COMMONWEALTH - PA 625
                INSURED BY AMBAC INDEMNITY CORP.                                  07/1/2010    1.84     2,000,000.00            A1+
   2,000,000.00 PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY
                (EAGLE TRUST) - SERIES 2001                                       10/1/2034    1.85       2,000,000.00
   1,205,000.00 PUERTO RICO HFC (EAGLE) - SERIES 2000-C5102
                INSURED BY AMBAC INDEMNITY CORP.                                  10/1/2011   1.94      1,205,000.00            A-1+
   3,400,000.00 PUERTO RICO PFC P-FLOATS PA 783                                   10/1/2019   1.84      3,400,000.00            A-1+
   4,000,000.00 TRIBOROUGH BUILDING & TUNNEL AUTHORITY GENERAL - SERIES F         11/1/2032   1.82      4,000,000.00    VMIG-1  A-1+
                LOC ABN AMRO BANK N.A.

$373,190,100.00 TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                  $373,190,100.00

VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENT (0.63%)
$  3,000,000.00 ORANGE COUNTY, NY IDA IDRB (1986 BLASER REAL ESTATE INC. PROJECT)
                LOC UNION BANK OF SWITZERLAND                                     09/01/21   3.41%    $3,000,000.00   P1      A1+
$  3,000,000.00 TOTAL VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENT                                      $3,000,000.00

                Total Investments (99.57%)                                      $474,912,765.85
                Net Cash (0.43%)                                         2,066,603.43
                Net Assets (100.00%)                                    $476,979,369.28
                Shares Outstanding :
                  Class A                                     357,787,021.14
                  Class B                                     47,574,407.45
                Advantage Tax Exempt Liquidity Shares                                       71,637,557.94
                NAV:
                  Class A                                    $1.00
                  Class B                                    $1.00
                  Advantage Tax Exempt Liquidity Shares                                      $1.00





Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: April 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President
Date: April 1, 2005

By (Signature and Title)*           /s/Anthony Pace
                                    ---------------
                                    Anthony Pace, Treasurer
Date: April 1, 2005

* Print the name and title of each signing officer under his or her signature.